FINANCIAL INVESTORS TRUST

1290 Broadway, Suite 1100

Denver, Colorado 80203

September 14, 2012

Via EDGAR

Mr. Bo Howell

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (“Trust”)
	File Nos.	33-72424
811-8194

Dear Mr. Howell:

On behalf of the Trust, attached hereto is a preliminary proxy statement on Schedule 14A containing one proposal for shareholders of the Redmont Resolute Fund I and Redmont Resolute Fund II.

If you have any questions regarding this filing, please contact me at 720.917.0864.

Sincerely,

/s/ David T. Buhler
David T. Buhler, Esq.
Secretary
Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP